Statutory Prospectus Supplement dated October 17, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco Global Growth Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The following information replaces the seventh paragraph appearing under the section titled “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectus:

“The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2018, the capitalization of companies in the Russell Midcap® Index ranged from $213 million to $37 billion.”

GLG-STATPRO-SUP 101719

Statutory Prospectus Supplement dated October 17, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Global Growth Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The following information replaces the seventh paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Global Growth Fund – Objective(s) and Strategies” in the prospectus:

“The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2018, the capitalization of companies in the Russell Midcap® Index ranged from $213 million to $37 billion.”

AIMF-STATPRO-SUP 101719